SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	31. SUBSEQUENT EVENTS From December 31, 2025 to the date of issuance of these consolidated financial statements, there was no subsequent event which had a material impact on the Group.